Commitments and Contingencies - Narrative - (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Other Commitments [Line Items]
FederalDepositInsuranceCorporationPremiumExpenseSpecialAssessment	$ 507
Interest on damages sought, value	400
Loss Contingency, Damages Sought, Value	452
Max
Other Commitments [Line Items]
Loss Contingency, Range of Possible Loss, Portion Not Accrued	$ 350